Note 27 - Provisions - Changes in Provisions (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance		R$ 481.0	R$ 599.2
Effect of changes in foreign		3.2	(23.7)
Additions		455.9	685.6
Provisions used		(299.6)	(327.3)
Provisions reversed		(68.5)	(201.2)
Other movements	[1]		(251.6)
Balance		572.0	481.0
Provision for taxes other than income tax [member]
Statement Line Items [Line Items]
Balance		182.3	137.8
Effect of changes in foreign		0.2
Additions		49.3	195.6
Provisions used		(17.2)	(113.0)
Provisions reversed		(30.5)	(38.1)
Other movements	[1]
Balance		184.1	182.3
Provision for income tax [member]
Statement Line Items [Line Items]
Balance			169.3
Effect of changes in foreign			1.2
Additions			181.8
Provisions used			(1.9)
Provisions reversed			(98.8)
Other movements	[1]		(251.6)
Balance
Provisions for labor [member]
Statement Line Items [Line Items]
Balance		120.1	118.2
Effect of changes in foreign		(0.1)	(4.4)
Additions		174.0	193.1
Provisions used		(142.2)	(148.8)
Provisions reversed		(21.9)	(38.0)
Other movements	[1]
Balance		129.9	120.1
Legal proceedings provision [member]
Statement Line Items [Line Items]
Balance		64.0	54.9
Effect of changes in foreign		(0.8)	(2.8)
Additions		167.3	66.0
Provisions used		(132.2)	(52.6)
Provisions reversed		(11.5)	(1.5)
Other movements	[1]
Balance		86.8	64.0
Miscellaneous other provisions [member]
Statement Line Items [Line Items]
Balance		105.9	110.2
Effect of changes in foreign		1.0	(18.5)
Additions		58.2	49.1
Provisions used		(8.0)	(10.1)
Provisions reversed		(0.4)	(24.8)
Other movements	[1]
Balance		156.7	105.9
Total contingent provisions [member]
Statement Line Items [Line Items]
Balance		472.3	590.4
Effect of changes in foreign		0.3	(24.5)
Additions		448.8	685.6
Provisions used		(299.6)	(326.4)
Provisions reversed		(64.3)	(201.2)
Other movements	[1]		(251.6)
Balance		557.5	472.3
Restructuring provision [member]
Statement Line Items [Line Items]
Balance		8.7	8.8
Effect of changes in foreign		2.9	0.8
Additions		7.1
Provisions used			(0.9)
Provisions reversed		(4.2)
Other movements	[1]
Balance		R$ 14.5	R$ 8.7

[1]	Refers to the adoption of IFRIC 23 - Uncertainty over Income Tax Treatments.